Segment Information	12 Months Ended
Nov. 30, 2013
Text Block [Abstract]
Segment Information
Segment Information
We have three reportable cruise segments that are comprised of our (1) North America cruise brands, (2) EAA cruise brands and (3) Cruise Support. In addition, we have a Tour and Other segment. Our segments are reported on the same basis as the internally reported information that is provided to our chief operating decision maker (“CODM”), who is the President and Chief Executive Officer of Carnival Corporation and Carnival plc. Decisions to allocate resources and assess performance for Carnival Corporation & plc are made by the CODM upon review of the segment results across all of our cruise brands and other segments.
Our North America cruise segment includes Carnival Cruise Lines, Holland America Line, Princess and Seabourn. Our EAA cruise segment includes AIDA, Costa, Cunard, Ibero, P&O Cruises (Australia) and P&O Cruises (UK). These individual cruise brand operating segments have been aggregated into two reportable segments based on the similarity of their economic and other characteristics, including types of customers, regulatory environment, maintenance requirements, supporting systems and processes and products and services they provide. Our Cruise Support segment represents certain of our port and related facilities and other corporate-wide services that are provided for the benefit of our cruise brands. Our Tour and Other segment represents the hotel and transportation operations of Holland America Princess Alaska Tours. In 2012 and 2011, our Tour and Other segment also included two ships that we chartered to an unaffiliated entity. In April 2013, we sold one of these two ships and recognized a $15 million gain as a reduction of Tour and Other operating expenses. Accordingly, subsequent to this 2013 sale our Tour and Other segment included only one ship. The significant accounting policies of our segments are the same as those described in Note 2 – “Summary of Significant Accounting Policies.”
Selected information for our segments as of and for the years ended November 30 was as follows (in millions):

	Revenues	Operating expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)		Capital expenditures	Total assets
2013
North America Cruise Brands (a)	$9,370	$6,439	$1,048	$927	$956		$1,350	$22,448
EAA Cruise Brands	5,906	4,137	686	599	471	(b)	642	16,126
Cruise Support	96	31	136	26	(97)		108	1,016
Tour and Other (a)	210	143	9	36	22		49	514	(c)
Intersegment elimination (a)	(126)	(126)	—	—	—		—	—
	$15,456	$10,624	$1,879	$1,588	$1,352		$2,149	$40,104
2012
North America Cruise Brands (a)	$9,364	$6,240	$949	$898	$1,277		$990	$21,893
EAA Cruise Brands	5,827	4,010	650	561	433	(b)	1,291	15,894
Cruise Support	86	22	114	28	(78)		33	888
Tour and Other (a)	211	154	7	40	10		18	486	(c)
Intersegment elimination (a)	(106)	(106)	—	—	—		—	—
	$15,382	$10,320	$1,720	$1,527	$1,642		$2,332	$39,161
2011
North America Cruise Brands (a)	$8,921	$5,848	$938	$869	$1,266		$1,232	$21,642
EAA Cruise Brands	6,504	4,244	655	579	1,026		1,380	15,626
Cruise Support	90	3	103	31	(47)		68	795
Tour and Other (a)	392	318	21	43	10		16	574	(c)
Intersegment elimination (a)	(114)	(114)	—	—	—		—	—
	$15,793	$10,299	$1,717	$1,522	$2,255		$2,696	$38,637

(a)
In 2013 and 2012, a portion of the North America cruise brands’ segment revenues includes revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by Holland America Line and Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands’ segment revenues and operating expenses in the line “Intersegment elimination.”

In 2011, a portion of Tour and Other segment revenues included revenues for the cruise portion of a tour when a cruise was sold along with a land tour package by Holland America Princess Alaska Tours. These intersegment cruise revenues, which were included in our North America cruise brands’ segment, were eliminated directly against the Tour and Other segment revenues and operating expenses in the line “Intersegment elimination.”
This change in 2012 from prior years is referred to as “the change in the accounting for our North America cruise brands and Tour and Other segments” and did not have a significant impact on either of these segments’ 2013, 2012 and 2011 operating income.

(b)	Includes $13 million in 2013 and $173 million in 2012 of impairment charges related to Ibero’s goodwill and trademarks.

(c)
Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, glass-domed railcars, which run on the Alaska Railroad, and our owned ships that we leased out under long-term charters to an unaffiliated entity.

Non-U.S. revenues for our cruise brands represent sales generated from outside the U.S. principally by non-U.S. travel agents and tour operators. Substantially all of our long-lived assets are located outside of the U.S. and consist of our ships and ships under construction.
Revenues by geographic areas, which are based on where our guests are sourced and not the cruise brands on which they sailed, were as follows (in millions):

	Years Ended November 30,
	2013	2012	2011
North America	$7,738	$7,952	$7,835
Europe	5,426	5,367	5,961
Australia and Asia	1,772	1,506	1,528
Others	520	557	469
	$15,456	$15,382	$15,793